Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments under the new office lease are as follows (in thousands):

Minimum lease payments
2024 (excluding the three months ended 3/31/2024)	$176
2025	242
2026	249
Total operating lease liability	$667
Future minimum lease payments under the New Office Lease are as follows (in thousands):
Minimum lease payments
2024	$235
2025	242
2026	249
Total operating lease liability	$726